PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT [Abstract]
Summary of Property and Equipment
A summary of property and equipment at December 31 follows:

	2019	2018
	(In thousands)
Land and land improvements	$17,478	$16,843
Buildings	57,363	56,385
Equipment	71,194	70,039
	146,035	143,267
Accumulated depreciation and amortization	(107,624)	(104,490)
Property and equipment, net	$38,411	$38,777